Rochdale Emerging Markets Portfolio (Prospectus Summary) | Rochdale Emerging Markets Portfolio
Rochdale Emerging Markets Portfolio
Investment Objective
The Portfolio seeks to provide long-term growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Rochdale Portfolios. More information about these and other discounts is available from your financial professional and in "Shareholder Information" on page 47 of the Portfolio's prospectus and "Additional Purchase and Redemption
Information" on page 56 of the Portfolio's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Rochdale Emerging Markets Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%
Maximum deferred sales charge (load) (as a percentage of amount redeemed)	[1]	1.00%
Redemption Fee (as a percentage of amount redeemed within 45 days or less of purchase)		2.00%
[1]	This CDSC applies ONLY for shareholders who purchase $1 million or more and redeem within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Rochdale Emerging Markets Portfolio
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.65%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1][2]	1.98%
[1]	The Total Annual Fund Operating Expenses for the Portfolio do not correlate to the "Ratio of expenses to average net assets: Before fees waived and expenses absorbed/recouped" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.
[2]	In addition, the data above reflects projected ratios based on the Advisor's full recoupment of expenses waived since inception of the Portfolio. Because the Portfolio had limited operations during the fiscal period ended December 31, 2011, the expense ratio is projected over a full year and is not based on the expense ration in the Financial Highlights.

Example
This example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Rochdale Emerging Markets Portfolio	764	1,160	1,580	2,747

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal period beginning December 15, 2011 and ending December 31, 2011, the Portfolio's portfolio turnover rate was 5.77% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio aggressively seeks maximum long-term growth by investing primarily in emerging market companies regardless of capitalization size.

Rochdale Investment Management, LLC (the "Advisor") employs a macro analytical process focused on identifying long-term growth opportunities. The Advisor's approach seeks to identify investment themes with the objective of capitalizing on them within foreign emerging markets. To select specific companies, we use a two step process. The first is a financial factor analysis to identify potential companies from a large universe followed by more specific fundamental analysis to identify individual companies that we believe meet our investment objectives.
The Advisor seeks to invest in companies with consumer driven demand above average revenue and earnings growth potential that are well managed, have a unique or improving market position and possess competitive advantages. The
Advisor assesses the relationship between our estimate of a company's sustainable growth and earnings prospects and its stock price to determine which companies qualify for investment. The Advisor utilizes multiple valuation metrics to establish price targets. The Advisor expects to travel outside of the U.S. to visit companies and expect to meet with their top management.

Under normal market conditions, we will invest at least 80% of the Portfolio's assets, plus any borrowings for investment purposes, in the equity or fixed income securities (including common stock, preferred stock, convertible securities and corporate bonds) of companies that are operating principally in emerging market countries. Shareholders will be notified 60 days prior to any change in this policy.

Some of these companies, although smaller by U.S. standards, might rank among the largest in their countries by market capitalization. The Portfolio may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more emerging market companies without a direct investment in the underlying securities (called "participation certificates" in this prospectus, but maybe called different names by issuers).

The Portfolio normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or
(iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Index, which measures the equity market performance of developed markets. While the Portfolio may invest its assets in companies from any emerging market country, it is expected to focus its investments in Asia.

When determining the principality of operations in emerging markets of a company, the Advisor will generally follow the MSCI Emerging Markets Index, but may consider several factors when a security is either not included in the Index, or when we believe the characteristics of the security make it appropriate for inclusion in the Portfolio regardless of its inclusion in a particular index. For example, the Advisor may consider a company's country of incorporation, inclusion in a particular index, primary exchange, geographic locations of assets, and geographic sources of revenue. Certain securities may have characteristics that make them suitable as both an emerging market and a developed market security.
Securities from the Asia-Pacific region, Eastern Europe, or Central or South
America may be purchased by the Portfolio regardless of their classification or inclusion in an index.

A substantial portion of the Portfolio's fixed income assets may be held in instruments (sometimes referred to as "high yield" or "junk bonds") that are rated below investment grade by either Moody's Investor Service or Standard &
Poor's Ratings Service or in comparable unrated securities. The Portfolio is authorized to invest in income producing securities and other instruments with out regard to the maturity of any instrument or the average maturity or duration of the Portfolio as a whole. The Portfolio may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Portfolio may also invest up to 20% of its assets in domestic and developed market debt securities or cash, or the investment equivalent.

The Advisor does not expect to restrict the Portfolio's investments to certain regions, countries or industries. The Portfolio may invest a large percentage of its assets in just a few sectors, or just a few regions or just a few emerging market countries.

The Portfolio is non-diversified meaning that it can concentrate investments in a more limited number of issuers than a diversified fund.

Up to 30% of the Portfolio may be invested in high yield bonds (sometimes referred to as "junk") issued by emerging markets companies.

Illiquid investments can be up to 15% of the Portfolio value at the time of investment.

The Portfolio intends to invest in derivatives, such as swaps, to gain access to foreign markets, in particular where direct investment may be restricted or unavailable. The Portfolio may also invest in derivative instruments, such as futures contracts, options on futures contracts and swaps may also be used in an effort to achieve the Portfolio's objectives, to provide exposure to the fixed income market pending direct investment, for hedging purposes, to increase or decrease the Portfolio's exposure to a particular market, to manage or adjust the risk profile of the Portfolio related to an investment or currency exposure, and to earn income and enhance returns. The Portfolio's exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may invest a large percentage of its assets in a few sectors, including the financials sector.
Principal Investment Risks
All investments carry some degree of risk that will affect the value of the
Portfolio, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Portfolio.

The Portfolio is subject to the following principal investment risks:

o  General Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole.

o  Management Risk - The risk that the Advisor's security selections and other investment decisions might produce losses or cause the Portfolio to under perform when compared to other funds with similar investment goals.

o  Equity Market Risk - Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The market may also undervalue the stocks held by the Portfolio. Additionally, a rise in interest rates may result in a decline in the equity market.

o  Foreign Securities Risk - The risk that Investments in securities issued by
   non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between
   U.S. and foreign regulatory requirements and market practices.

o  Foreign Currency Risk - As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S.
   dollar. "Foreign Currency Risk is the risk that that the value of a foreign currency will decline in relation to the U.S. dollar while the Portfolio holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks.
   In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

o  Emerging Markets Risk - Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI
   EAFE® Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

o  Non-Diversification Risk - The Portfolio is classified as non-diversified for purposes of the Investment Company Act of 1940, as amended (the "Investment
   Company Act"). This means that, with respect to 50% of its investment portfolio, up to 25% of the Portfolio's assets can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Portfolio. Further, an adverse return for a single issuer may have a greater effect on overall fund performance in a non-diversified portfolio.

o  Derivatives Risk - The Portfolio's investment in derivative instruments, including swap, futures contracts and alternative or "hybrid" instruments, may heighten the risks associated with the Portfolio as each may result in risk of losses that exceed the amount invested. Investments in each of these instruments may also expose the Portfolio to additional volatility as well as additional risks, including valuation and tax issues, illiquidity issues, increased potential for costs to the Portfolio, and a potential reduction in gains to the Portfolio. Additionally, swaps include the risk of default by the counterparty which would result in losses to the Portfolio.

o  Small and Medium-Size Company Risk - Medium and Small cap stocks may be very sensitive to changing economic conditions and market downturns.

o  Growth Stock Risk - Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.

o  Sector Weightings Risk - Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Portfolio invests in a few sectors it may have increased exposure to the price movements of those sectors.

o  High Yield Bond Risk - High yield bonds are considered speculative under traditional investment standards. High yield bonds are generally subject to greater market, credit, liquidity and interest rate risks than higher quality bonds. Prices of these securities will rise and fall primarily in response to changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

o  Financials Sector Risk - The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

o  Political and Economic Risk - Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Portfolio's assets from that country. In addition, the economies or emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

o  Regulatory Risk - There may be less government supervision of foreign markets.
   As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

o  Credit Risk - Changes in the credit quality rating of a security or changes in an issuer's financial condition can affect the Portfolio. A default on a security held by the Portfolio could cause the value of your investment in the
   Portfolio to decline. Investments in bank loans and lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such loans or debt securities will fail to make timely payments of interest or principal, or go bankrupt.

o  Interest Rate Risk - Interest rate changes may cause the prices of fixed-income securities held by the Portfolio to fall. This risk may affect lower rated securities and floating rate securities to a greater extent than other types of debt securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Portfolio to replace a particular loan or bond with another, lower-yield security.
Performance
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.